Other Long-Term Assets	12 Months Ended
Dec. 31, 2011
Other Long-Term Assets [Abstract]
Other Long-Term Assets
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2011	2010

Investment in affiliate	$236	$236
Severance pay fund	21,405	22,986
Long-term deposits	2,183	2,227
Deferred tax assets	5,066	5,669

	$28,890	$31,118